Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Separate [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows used in operating activities	$ (13,143)	$ (1,134)	$ (1,610)
Net cash flows used in investing activities	(38,082)	(35,035)	(65,798)
Net cash flows from financing activities	102,181		96,428
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	50,956	(36,169)	29,020
Cash and cash equivalents at beginning of year	12,194	48,363	19,343
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 63,150	$ 12,194	$ 48,363